Employee deferred compensation	6 Months Ended
Jun. 30, 2018
Employee deferred compensation
25 Employee deferred compensation
The Group’s current and previous deferred compensation plans include share awards, performance share awards, Contingent Capital Awards, Contingent Capital share awards, Capital Opportunity Facility awards and other cash awards.
> Refer to “Note 28 – Employee deferred compensation” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2017 for further information.
The following tables show the compensation expense for deferred compensation awards recognized in the consolidated statements of operations, the estimated unrecognized expense for deferred compensation awards granted in 2Q18 and prior periods and the remaining requisite service period over which the unrecognized expense will be recognized. The estimated unrecognized compensation expense was based on the fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments.
Deferred compensation expense
in	2Q18	1Q18	2Q17	6M18	6M17
Deferred compensation expense (CHF million)
Share awards	130	148	130	278	276
Performance share awards	92	109	87	201	185
Contingent Capital Awards	42	52	65	94	150
Contingent Capital share awards	0	1	6	1	11
Capital Opportunity Facility awards	3	3	3	6	7
2008 Partner Asset Facility awards [1]	0	0	0	0	7
Other cash awards	71	54	87	125	182
Total deferred compensation expense	338	367	378	705	818
1 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	2Q18
Estimated unrecognized compensation expense (CHF million)
Share awards	736
Performance share awards	363
Contingent Capital Awards	244
Contingent Capital share awards	1
Other cash awards	284
Total	1,628

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
2Q18 activity
In 2Q18, the Group granted deferred fixed cash compensation of CHF 98 million to certain employees in the Americas. This compensation will be expensed in the Global Markets, Investment Banking & Capital Markets and International Wealth Management divisions over a three-year period from the grant date. Amortization of this compensation totaled CHF 33 million in 2Q18.
Share-based award activity
	2Q18			6M18
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share awards	Share awards	Performance share awards	Contingent Capital share awards
Share-based award activities
Balance at beginning of period	119.0	80.1	8.4	84.9	54.2	8.4
Granted	0.9	0.0	0.0	38.5	26.5	0.0
Settled	(33.8)	(25.9)	(4.8)	(36.6)	(25.9)	(4.8)
Forfeited	(0.6)	(0.2)	0.0	(1.3)	(0.8)	0.0
Balance at end of period	85.5	54.0	3.6	85.5	54.0	3.6
of which vested	8.7	3.8	0.6	8.7	3.8	0.6
of which unvested	76.8	50.2	3.0	76.8	50.2	3.0

Bank
Employee deferred compensation
24 Employee deferred compensation
> Refer to “Note 25 – Employee deferred compensation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q18 and “Note 27 – Employee deferred compensation” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2017 for further information.
Deferred compensation expense
in	6M18	6M17
Deferred compensation expense (CHF million)
Share awards	270	274
Performance share awards	195	183
Contingent Capital Awards	92	150
Contingent Capital share awards	1	11
Capital Opportunity Facility awards	6	7
2008 Partner Asset Facility awards [1]	0	7
Other cash awards	119	172
Total deferred compensation expense	683	804
1 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	6M18
Estimated unrecognized compensation expense (CHF million)
Share awards	716
Performance share awards	350
Contingent Capital Awards	241
Contingent Capital share awards	1
Other cash awards	271
Total	1,579

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
6M18 activity
In 6M18, the Bank granted share awards, performance share awards and Contingent Capital Awards (CCA) as part of the 2017 deferred variable compensation. Expense recognition for these awards began in 6M18 and will continue over the remaining service or vesting period of each respective award.
Share awards
In 6M18, the Bank granted 37.1 million share awards at a weighted-average share price of CHF 17.11. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as risk managers or senior managers under the UK Prudential Regulatory Authority (PRA) Remuneration Code. Share awards granted to risk managers vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date, while share awards granted to senior managers vest over five years commencing on the third anniversary of the grant date, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards.
Performance share awards
In 6M18, the Bank granted 25.6 million performance share awards at a weighted-average share price of CHF 16.98. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions.
Contingent Capital Awards
In 6M18, the Bank awarded CHF 233 million of CCA. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period.
Special cash awards
In 6M18, the Bank granted fixed deferred cash compensation of CHF 98 million to certain employees in the Americas. This compensation will be expensed in the Global Markets, Investment Banking & Capital Markets and International Wealth Management divisions over a three-year period from the grant date. Amortization of this compensation totaled CHF 33 million in 6M18.
Share-based award activity
	6M18
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share award
Share-based award activities
Balance at beginning of period	79.9	52.8	7.5
Granted	37.1	25.6	0.0
Settled	(35.3)	(25.4)	(4.7)
Forfeited	(1.1)	(0.8)	0.0
Balance at end of period	80.6	52.2	2.8
of which vested	8.3	3.7	0.6
of which unvested	72.3	48.5	2.2